Note 27 - Income taxes (Detail) - Deferred tax assets and deferred tax liabilities: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Intangible and other assets		$ 127,067
Deferred revenue	63,318	69,090
Accrued liabilities and other payables	2,439,494	3,192,891
Advertising expenses	459,486	560,229
Net operating losses	1,714,014	1,956,003
Others	912,762	176,113
Total deferred tax assets for continuing operations	5,589,074	6,081,393
Valuation allowance for continuing operations	(2,722,886)	(2,884,640)
Total deferred tax assets for discontinued operations	4,342,076	4,420,487
Valuation allowance for discontinued operations	(3,657,427)	(3,682,878)
Total deferred tax assets, net of valuation allowance	3,550,837	3,934,362
Deferred tax liabilities:
Accrued income	(1,888,837)	(2,466,905)
Intangible assets	(1,989,206)	(2,572,958)
Others	(225,048)	(188,390)
Deferred tax liabilities for continuing operations	(4,103,091)	(5,228,253)
Deferred tax liabilities for discontinued operations	(684,649)	(737,609)
Total deferred tax liabilities	(4,787,740)	(5,965,862)
Net deferred tax liabilities	(1,236,903)	(2,031,500)
Deferred tax assets — current	732,987	486,176
Deferred tax liabilities — current	(516,977)	(126,034)
Deferred tax assets — non-current	729,386	369,706
Deferred tax liabilities — non-current	$ (2,182,299)	$ (2,761,348)